Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2013
Revenue Recognition [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases

Year ending December 31,
2014	$823,803
2015	721,352
2016	600,528
2017	479,408
2018	371,683
Thereafter	1,400,662